Discontinued Operations (Details) - USD ($)		3 Months Ended		6 Months Ended
	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Common stock number of shares owned	35,876
Sale of discontinued operations (in Dollars)	$ 4,168,878	$ (4,168,878)	$ 0	$ (4,168,878)	$ 0